John Hancock
Disciplined Value Fund
Quarterly portfolio holdings 12/31/19

Fund’s investments
As of 12-31-19 (unaudited)
	Shares	Value
Common stocks 98.3%		$15,072,240,636
(Cost $12,249,854,351)
Communication services 9.2%		1,414,554,919
Diversified telecommunication services 2.4%
Verizon Communications, Inc.	5,922,676	363,652,306
Interactive media and services 2.2%
Alphabet, Inc., Class A (A)	254,849	341,342,202
Media 4.6%
Altice USA, Inc., Class A (A)	2,464,616	67,382,601
Comcast Corp., Class A	8,083,749	363,526,193
Discovery, Inc., Series A (A)(B)	2,322,640	76,043,234
Fox Corp., Class A	5,465,562	202,608,383
Consumer discretionary 7.1%		1,079,648,788
Hotels, restaurants and leisure 1.6%
Las Vegas Sands Corp.	2,692,520	185,891,581
Wyndham Destinations, Inc.	1,180,338	61,011,671
Household durables 2.3%
Lennar Corp., A Shares	2,148,499	119,864,759
Mohawk Industries, Inc. (A)(B)	669,252	91,272,588
Toll Brothers, Inc.	1,730,535	68,373,438
Whirlpool Corp.	517,852	76,398,706
Internet and direct marketing retail 0.5%
Booking Holdings, Inc. (A)	32,356	66,450,488
Specialty retail 2.3%
AutoZone, Inc. (A)	197,085	234,789,331
Best Buy Company, Inc.	1,255,204	110,206,911
Textiles, apparel and luxury goods 0.4%
PVH Corp.	621,867	65,389,315
Consumer staples 3.8%		576,888,426
Food products 1.2%
Mondelez International, Inc., Class A	2,079,738	114,551,969
Tyson Foods, Inc., Class A	773,196	70,391,764
Household products 2.6%
The Procter & Gamble Company	3,138,068	391,944,693
Energy 9.4%		1,446,512,442
Oil, gas and consumable fuels 9.4%
Cimarex Energy Company	2,423,353	127,201,799
ConocoPhillips	4,685,978	304,729,149
Marathon Petroleum Corp.	5,017,120	302,281,480
Noble Energy, Inc.	6,809,523	169,148,551
TOTAL SA, ADR	4,266,330	235,928,049
Valero Energy Corp.	3,280,549	307,223,414
Financials 26.6%		4,082,686,856
Banks 14.9%
Bank of America Corp.	19,725,583	694,735,033
Citigroup, Inc.	5,124,969	409,433,773
ING Groep NV, ADR (B)	9,671,561	116,542,310
JPMorgan Chase & Co.	3,887,949	541,980,091
Truist Financial Corp.	2,272,723	127,999,759
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company	7,380,604	$397,076,495
Consumer finance 0.6%
Discover Financial Services	1,102,921	93,549,759
Diversified financial services 4.6%
Berkshire Hathaway, Inc., Class B (A)	3,091,886	700,312,182
Insurance 6.5%
American International Group, Inc.	5,674,353	291,264,539
Aon PLC	257,078	53,546,777
Chubb, Ltd.	2,274,065	353,980,958
Everest Re Group, Ltd.	562,972	155,853,168
The Travelers Companies, Inc.	1,069,091	146,412,012
Health care 17.7%		2,709,032,948
Biotechnology 0.9%
Biogen, Inc. (A)	447,864	132,894,685
Health care equipment and supplies 3.0%
Medtronic PLC	2,756,040	312,672,738
Zimmer Biomet Holdings, Inc.	1,014,977	151,921,757
Health care providers and services 10.3%
Anthem, Inc.	766,759	231,584,221
Cigna Corp.	1,829,991	374,214,860
CVS Health Corp.	2,732,738	203,015,106
Humana, Inc.	356,410	130,631,393
McKesson Corp.	1,185,391	163,963,283
Quest Diagnostics, Inc.	958,617	102,370,709
UnitedHealth Group, Inc.	839,298	246,736,826
Universal Health Services, Inc., Class B	876,146	125,691,905
Pharmaceuticals 3.5%
GlaxoSmithKline PLC, ADR	3,376,884	158,679,779
Novo Nordisk A/S, ADR	1,015,960	58,803,765
Pfizer, Inc.	8,061,560	315,851,921
Industrials 9.9%		1,510,599,839
Aerospace and defense 2.3%
United Technologies Corp.	2,309,860	345,924,634
Air freight and logistics 2.1%
C.H. Robinson Worldwide, Inc.	858,178	67,109,520
United Parcel Service, Inc., Class B	2,175,522	254,666,605
Airlines 0.7%
Southwest Airlines Company	2,054,589	110,906,714
Building products 0.8%
Owens Corning	1,759,663	114,589,255
Electrical equipment 0.8%
Eaton Corp. PLC	1,341,881	127,102,968
Machinery 1.1%
Dover Corp.	1,430,204	164,845,313
Road and rail 2.1%
Kansas City Southern	1,274,739	195,239,025
Union Pacific Corp.	720,260	130,215,805
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Information technology 6.7%		$1,029,708,875
Semiconductors and semiconductor equipment 4.4%
KLA Corp.	778,446	138,695,724
Lam Research Corp.	503,223	147,142,405
Micron Technology, Inc. (A)	3,642,261	195,880,797
NXP Semiconductors NV	1,529,169	194,602,047
Software 2.3%
Microsoft Corp.	588,098	92,743,055
NortonLifeLock, Inc.	4,426,846	112,973,110
Oracle Corp.	2,787,311	147,671,737
Materials 6.0%		924,671,474
Chemicals 3.4%
Corteva, Inc.	3,819,527	112,905,218
DuPont de Nemours, Inc.	3,421,190	219,640,398
FMC Corp.	912,886	91,124,281
The Mosaic Company	4,704,278	101,800,576
Construction materials 1.1%
CRH PLC, ADR	4,110,583	165,779,812
Metals and mining 1.5%
Barrick Gold Corp.	12,556,277	233,421,189
Real estate 0.6%		94,882,503
Equity real estate investment trusts 0.6%
Equity Residential	1,172,547	94,882,503
Utilities 1.3%		203,053,566
Electric utilities 1.3%
Edison International	2,692,661	203,053,566

	Yield (%)	Shares	Value
Short-term investments 2.0%			$312,491,341
(Cost $312,491,083)
Short-term funds 2.0%			312,491,341
John Hancock Collateral Trust (C)	1.7338(D)	1,011,708	10,122,844
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5340(D)	302,368,497	302,368,497

Total investments (Cost $12,562,345,434) 100.3%	$15,384,731,977
Other assets and liabilities, net (0.3%)	(48,056,705)
Total net assets 100.0%	$15,336,675,272

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-19. The value of securities on loan amounted to $9,924,947.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-19.
The fund had the following country composition as a percentage of net assets on 12-31-19:
United States	86.7%
Ireland	3.1%
Switzerland	2.3%
Netherlands	2.0%
4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

France	1.6%
Canada	1.5%
United Kingdom	1.4%
Bermuda	1.0%
Other countries	0.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,011,708	$66,309,596	$659,693,088	$(715,869,208)	$(11,234)	$602	$46,410	—	$10,122,844
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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